EIP Receivables - Gross EIP Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 86,821	$ 92,081
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	68,761	72,283
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 18,060	$ 19,798